13F-HR
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13F FOURTH QUARTER 2012



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year Ended:  		December 31, 2012

This Amendment (check only one):		[ ] is a restatement
						[ ] adds new holdings entries

Name:		Rothschild Capital Management, LLC
Address:	1122 Kenilworth Drive
		Suite 317
		Towson, MD 21204

13F File Number:	028-13484


Person Signing this Report on Behalf of  Reporting Manager

Stanford Rothschild
Chairman
410-339-6990

Stanford Rothschild		Towson, MD		February 15, 2012

Report Type:

[ ]	13F HOLDINGS REPORT
[X]	13F Notice
[ ]	13F Combination Report

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

(Number not yet assigned)	RT Capital Management, LLC
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